Statement of cash flows (Parenthetical) R in Millions, $ in Billions	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ZAR (R)
Statement
Increase (decrease) in cash generated by operating activities (as a percent)	40.00%	40.00%
Cash generated by operating activities		R 11,746	[1]
Proceeds on disposals		33,963	[2]
US Base Chemicals and Gemini HDPE LLC
Statement
Proceeds on disposals	$ 2.4	R 33,000
Gemini HDPE LLC
Statement
Proportion of equity interest disposed of	50.00%	50.00%
Proceeds on disposals		R 5,900

[1]	Cash generated by operating activities decreased by 40% to R11.7 billion compared to the prior period. Our cash flows were impacted by low crude oil prices, softer chemical prices, plant downtime and the impact of COVID-19, partly negated by our cash conservation initiative.
[2]	Includes proceeds received from the disposal of a portion of our US LCCP Base Chemicals business, as well as our 50% equity interest in the Gemini HDPE LLC (approximately R33 billion